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                                   UAM FUNDS
                      Funds for the Informed Investor/sm/

                       Independence Small Cap Portfolio
                          Institutional Class Shares
                       Supplement dated November 7, 2001
                 to the Prospectus dated March 1, 2001 and the
            Statement of Additional Information Dated March 1, 2001

On April 1, 2001, Independence Investment Associates, Inc. changed its name to Independence Investment, LLC ("Independence"). Although Independence changed its corporate form, there has been no change in control of the adviser or the management of the Independence Small Cap Portfolio.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



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